Loss Before Tax	12 Months Ended
Dec. 31, 2025
Loss Before Tax [Abstract]
LOSS BEFORE TAX
6.	LOSS BEFORE TAX

The Group’s loss before tax is arrived at after charging/(crediting):

	Notes	2025	2024	2023
		US$	US$	US$

Amortization of development costs	11	103,513	3,021,933	6,202,250
Depreciation of property and equipment (included in general, administrative and other operating expenses**)	12	165,847	309,033	218,471
Depreciation of right-of-use assets (included in general, administrative and other operating expenses**)	13(a)	743,146	712,003	743,956

Employee benefit expense:
Salaries, allowances and other benefits		14,099,846	20,310,898	18,392,916
Equity-settled share-based payment expense		1,288,714	3,179,214	6,629,044
Other long-term employee benefits expense/(credit)		-	-	109,702
Pension scheme contributions (defined contribution scheme)		895,286	1,322,973	1,179,399
Retirement benefits expense		62,602	79,131	56,672
Less:
Amount capitalized		(105,473)	(677,370)	(1,357,537)
Government grant recognized*		(50,731)	(64,232)	(78,703)
		16,190,244	24,150,614	24,931,493

Lease payments not included in measurement of lease liabilities (included in general, administrative and other operating expenses)	13(c)	11,002	11,126	42,931
Provision for expected credit losses	14	26,324	112,122	3,757
Written off/Impairment of intangible assets	11	1,193,246	4,541,074	3,105,507
Changes in fair value of other derivative financial instruments (included in changes in fair value of financial instruments)	19	-	-	9,536,904
Changes in fair value of warrant liabilities (included in changes in fair value of financial instruments)	20	(262,830)	(446,811)	47,796,528
Other equity-settled transactions (included in general, administrative and other operating expenses)	24	-	-	500,000
Gain on disposal of items of property and equipment, net (included in other income)		(1,438)	(7,068)	(3,690)

Gain on disposal of assets in Malaysian operations (included in other income/expenses)		-	(600,000)	-
Reversal of provision for expected credit losses			-	(1,558)
Foreign exchange differences, net		(4,818,410)	4,783,117	(656,605)
Cost of revenue (included impairment of other asset of US$316,113,(2024: nil, 2023: nil))		37,283,631	46,179,969	43,929,982

*	Various government grants have been received for employment support schemes in related to job support schemes.

**	For the year ended December 31, 2025, other than these depreciation, general, administrative and other operating expenses mainly include legal and professional fees of US$3,224,000, written off/impairment of intangible assets of US$1,193,246, insurance costs of US$734,593, investor relation costs of US$565,982 and other office and corporate cost.